OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative of foreign currency not registered as hedge [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities		$ 2,937
Non-current liabilities
Total derivatives of no coverage		2,937
Total derived not qualify as hedge accounting [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities		2,937
Non-current liabilities
Total derivatives of no coverage		$ 2,937